NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques	3 Months Ended	12 Months Ended
	Mar. 31, 2014 shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Embedded Derivative Financial Instruments [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of conversion options outstanding (in Shares) | shares		5,785,854	6,475,348
Value at December 31		$ 0	$ 0
Number of conversion options issued during the period		446,050	0
Value of conversion options issued during the period		$ 0	$ 0
Number of conversion options exercised or underlying notes paid during the period (in Shares) | shares		1,135,544	1,773,603
Value of conversion options exercised or underlying notes paid during the period		$ 0	$ 0
Revaluation loss (gain) during the period		$ 0	$ 0
Number of conversion options exercised or underlying notes paid during the period (in Shares) | shares	360,354	846,263	332,282
Value of conversion options exercised or underlying notes paid during the period		$ 211,567	$ 293,426